Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000105241 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	100.00%
C000105241 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	77.90%
C000105242 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	100.00%
C000105242 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	77.90%
C000105243 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	100.00%
C000105243 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	77.90%